MORTGAGE LOANS ON REAL ESTATE - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (44)
Ending balance	(97)	$ (44)
Real Estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(60)
Ending balance	(158)	(60)
Real Estate | Commercial mortgage loans:
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(60)	(41)	$ (1)
Provision	(89)	(19)	(40)
Ending balance	(149)	(60)	(41)
Real Estate | Residential mortgage loans:
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0
Provision	(9)	0	0
Ending balance	$ (9)	$ 0	$ 0